Income tax (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Income Tax Text Block Abstract
Schedule of the prima facie income tax (expense)/benefit on pre-tax accounting (loss)/profit from operations reconcile
	Consolidated
	2022	2021
	$	$
Accounting loss before tax	(14,903,909)	(11,372,799)

Income tax benefit at the applicable tax rate of 25% (2021: 26%)	3,725,977	2,956,928
Non-deductible expenses	(564,872)	(1,192,112)
Non-assessable income	195,596	-

Deferred tax assets not recognized	(3,356,701)	(1,764,816)

Income tax benefit	-	-

Unrecognized Deferred Tax Asset
Deferred tax asset not recognized in the financial statements:

Unused tax losses	24,845,264	20,867,835

Net unrecognized tax benefit at 25% (2021: 26%)	6,211,316	5,425,637

	Consolidated
	Year Ended 30 June 2021	Year Ended 30 June 2020
Accounting loss before tax	$(11,372,799)	$(4,697,636)
Income tax benefit at the applicable tax rate of 26% (2020: 27.5%)	$2,956,928	$1,291,850
Non-deductible expenses at the applicable tax rate of 26% (2020:27.5%)	(1,192,112)	(155,498)
Deferred tax assets not recognized	(1,764,816)	(1,136,352)
Income tax benefit	$—	$—

Deductible temporary differences for which no deferred tax asset has been recognized
Unused tax losses at 26% (2020: 27.5%)	$5,425,637	$3,872,022
Net unrecognized tax benefit	$5,425,637	$3,872,022